Concentrations	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
Concentrations
Concentrations

Concentrations

The Company is primarily a distributor of safety products for use in home and business under both its trade names and private labels for other companies. The Company acquires all of the smoke alarm and carbon monoxide alarm safety products that it sells from Eyston Company, Ltd. In addition, the Company had one customer in the three month period ended December 31, 2021 that represented 24.1% of the Company’s net sales, and two customers in the nine month period ended December 31, 2021 that represented 11.8% and 11.1% of the Company’s net sales, respectively. The Company had one customer that had an accounts receivable balance that amounted to 11.2% of the total of accounts receivable and amount due from factor at December 31, 2021. In addition, the Company had one customer in the fiscal quarter ended December 31, 2020 that represented 14.1% of the Company’s net sales.  Sales to this one customer represented 26.4% of net sales for the nine months ended December 31, 2020.

Related Party Transactions

During the three and nine month periods ended December 31, 2021 inventory purchases and other company expenses of approximately $509,000 and $1,332,000 respectively, were charged to credit card accounts of Harvey B. Grossblatt, the Company’s Chief Executive Officer and certain of his immediate family members. During the three and nine month periods ended December 31, 2020 inventory purchases and other company expenses charged to credit card accounts of Mr. Grossblatt and certain of his immediate family members amounted to approximately $379,000 and $746,000, respectively. The Company subsequently reimbursed these charges in full. Mr. Grossblatt receives mileage benefits from these charges. The maximum amount outstanding and due to Mr. Grossblatt at any point during the nine month periods ended December 31, 2021 and 2020 amounted to $210,773 and $134,329, respectively.

Receivables

Receivables are recorded when the Company has an unconditional right to consideration. We have established allowances to cover anticipated doubtful accounts based upon historical experience.

Remaining Performance Obligations

Remaining performance obligations represent the transaction price of firm orders for satisfied or partially satisfied performance obligations on contracts with an original expected duration of one year or more. The Company’s contracts are predominantly short-term in nature with a contract term of one year or less. For those contracts, the Company has utilized the practical expedient in ASC Topic 606 exempting the Company from disclosure of the transaction price allocated to remaining performance obligations if the performance obligation is part of a contract that has an original expected duration of one year or less.

NOTE I - CONCENTRATIONS

The Company is primarily a distributor of safety products for use in home and business under both its trade names and private labels for other companies. The Company acquires all of the smoke alarm and carbon monoxide alarm safety products that it sells from Eyston Company, Ltd. At March 31, 2021, the Company had receivables due from Eyston Company, Ltd. of $381,401 recorded in trade accounts receivable.

The Company had one customer in the fiscal year that ended March 31, 2021 that represented 21.9% of the Company’s net sales and two customers in the fiscal year that ended March 31, 2020 that represented 12.2% and 10.3% of the Company’s net sales, respectively.